Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events
Subsequent events

38. Subsequent events

A.	Acquisition of new subsidiaries

On March 11, 2026, the Company completed the acquisition of a 42.25% controlling interest in Hansol Inticube Co., Ltd., an AI language and software development company, for a total initial consideration of approximately Korean Won 15,000,337 thousand consisting of 5,864,088 shares of Hansol Inticube’s common stock.

On January 26, 2026, the Company completed the acquisition of a 55% controlling interest in Rabbit Walk Co., Ltd.

The consideration consisted of the issuance of 2,633,753 common shares of the Company at a price of $2.50 per share.

The transaction includes contingent consideration of up to 3,000,000 additional common shares, which are subject to the achievement of certain performance conditions.

The purchase price allocation to assets acquired and liabilities assumed allocation to assets and liabilities is based on estimates, assumptions, valuations, and other studies that have not progressed to a stage where there is sufficient information to make a definitive calculation.

B.	Extension of maturity date of short-term borrowings

On February 27, 2026, Play F&B Co., Ltd. entered into an amendment to extend the maturity date of the short-term borrowing of Korean Won 1,000,000 thousand to February 27, 2027, and to revise the applicable interest rate from 6.775% to 9.438%.

On March 23, 2026, The LAMP Co., Ltd. entered into an amendment to extend the maturity date of the short-term borrowing of Korean Won 690,000 thousand to September 22, 2026, and to revise the applicable interest rate from CD+12.33% to CD+12.63%.

On May 7, 2026, The LAMP Co., Ltd. entered into an amendment to extend the maturity date of the short-term borrowing of Korean Won 441,000 thousand to May 7, 2027, and to revise the applicable interest rate from CD+3% to CD+2.36%.

C.	Notice from the Nasdaq Stock Market

On January 22, 2026, the Company received a notice from The Nasdaq Stock Market LLC indicating that its market value of listed securities was below $50,000,000 for the period from November 25, 2025 to January 20, 2026. The Company was provided a compliance period of 180 calendar days, expiring on July 21, 2026. On February 18, 2026, the Company received confirmation that its market value of listed securities was at least $50,000,000 for the period from January 20, 2026 to February 17, 2026, and the matter was closed.

On January 7, 2026, the Company received a notice from The Nasdaq Stock Market LLC indicating that it did not meet the minimum bid price requirement of $1.00 per share for the period from November 20, 2025 to January 6, 2026. The Company was provided a compliance period of 180 calendar days, expiring on July 6, 2026, to regain compliance. If the Company does not regain compliance within this period, it may be eligible for an additional compliance period of 180 calendar days, subject to meeting applicable listing requirements.

D.	Conversion of convertible notes

In January 2026, the Company received notices of conversion from Anson Investments Master Fund LP and Anson East Master Fund LP in connection with the convertible notes.

Accordingly, the Company issued an aggregate of 4,824,273 common shares upon conversion, including 3,857,634 shares to Anson Investments Master Fund LP and 966,639 shares to Anson East Master Fund LP.

In March 2026, the Company received notices of conversion from Loeb & Loeb LLP in connection with the convertible notes. Accordingly, the Company issued an aggregate of 1,952,662 common shares upon conversion and the note was cancelled in its entirety.

E.	Borrowings of Play Company

On March 25, 2026, Play Company entered into the loan agreement with Hana Bank in the amount of Korean Won 5,000,000 thousand, bearing interest at a variable annual rate equal to three-month Certificate of Deposit plus 2.396%. This borrowing is collateralized by 65,000 common shares of Playverse and 5,864,088 common shares of Hansol Inticube.

F.	Amendment to Security Purchase Agreement and disposal of Play Company

On April 29, 2026, the Company entered into the amendment to Security Purchase Agreement. Pursuant to the agreement, the Company liquidated 88 Bitcoins and repaid part of Convertible notes issued to Anson Investments Master Fund LP and Anson East Master Fund LP. As a result of the liquidation, $6,952,000 was recovered and total loss of $2,863,108 incurred due to the investment in Bitcoins. It was also agreed that Proceeds from sale of additional securities should be used not only for the purchase of Digital Assets but for investments in AI infrastructure assets.

As part of the transition to AI infrastructure business, on April 28,2026, the Board resolved rescission and termination of the Share Purchase Agreement relating to Play Company Co., Ltd. The final closing of the transaction is subject to shareholders’ approval.